Post-retirement benefit obligations - Reconciliation PBO, RF Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net defined benefit liability (asset)
Beginning balance	R 11,352
Ending balance	9,490	R 11,352
Reimbursement rights recognised in long-term receivables	218	270
Gain (loss) recognised in other comprehensive income	(22)	2
Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	63,549	63,806
Movements recognised in the income statement:	7,248	7,073
current service cost	1,502	1,722
past service cost		39
curtailments and settlements	(129)
interest cost	5,875	5,312
Actuarial (gains) losses recognised in other comprehensive income:	5,715	(6,921)
arising from changes in demographic assumptions	(1)	16
arising from changes in financial assumptions	(149)	(363)
arising from change in actuarial experience	5,865	(6,574)
Member contributions	503	504
Benefits paid	(4,411)	(3,785)
Translation of foreign operations	(2,282)	2,872
Ending balance	70,322	63,549
Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	11,564
Ending balance	10,028	11,564
Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	51,985
Ending balance	60,294	51,985
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	(467)
Ending balance	(46)	(467)
South Africa | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	47,228	51,241
Movements recognised in the income statement:	6,571	6,218
current service cost	923	1,150
interest cost	5,648	5,068
Actuarial (gains) losses recognised in other comprehensive income:	6,093	(7,938)
arising from changes in financial assumptions	303	(1,105)
arising from change in actuarial experience	5,790	(6,833)
Member contributions	503	504
Benefits paid	(3,341)	(2,797)
Ending balance	57,054	47,228
South Africa | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	47,228
Ending balance	57,054	47,228
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	11,819
Ending balance	9,536	11,819
Foreign Countries | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	16,321	12,565
Movements recognised in the income statement:	677	855
current service cost	579	572
past service cost		39
curtailments and settlements	(129)
interest cost	227	244
Actuarial (gains) losses recognised in other comprehensive income:	(378)	1,017
arising from changes in demographic assumptions	(1)	16
arising from changes in financial assumptions	(452)	742
arising from change in actuarial experience	75	259
Benefits paid	(1,070)	(988)
Translation of foreign operations	(2,282)	2,872
Ending balance	13,268	16,321
Foreign Countries | Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	11,564
Ending balance	10,028	11,564
Foreign Countries | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	4,757
Ending balance	R 3,240	R 4,757